RESTRUCTURING - Narrative (Details) $ in Thousands	12 Months Ended
	Jan. 02, 2022 USD ($) employee	Jan. 03, 2021 USD ($)	Dec. 29, 2019 USD ($)
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	$ 8,084	$ 0	$ (517)
May 2021 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges (credits)	$ 4,565	$ 0	$ 0
Less than number of employees expected to be affected | employee	40
Expected restructuring cost remaining	$ 800